FINANCIAL INSTRUMENTS - Liquidity analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [line items]
Undiscounted cash flows of derivative instrument	$ 275,224
Carrying amount of derivative instrument	178,705
Other Current liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Undiscounted cash flows of derivative instrument	120,820
Carrying amount of derivative instrument	$ 120,820
Weighted average effective interest rate	15.00%
Other non-current liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Undiscounted cash flows of derivative instrument	$ 154,404	$ 249,031
Carrying amount of derivative instrument	$ 57,885	$ 133,553
Weighted average effective interest rate	10.99%	13.80%
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Undiscounted cash flows of derivative instrument	$ 126,130
Within one year | Other Current liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Undiscounted cash flows of derivative instrument	120,820
Within one year | Other non-current liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Undiscounted cash flows of derivative instrument	5,310	$ 14,698
More than one year but not exceeding two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Undiscounted cash flows of derivative instrument	8,420
More than one year but not exceeding two years | Other non-current liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Undiscounted cash flows of derivative instrument	8,420	14,818
2-3 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Undiscounted cash flows of derivative instrument	8,440
2-3 Years | Other non-current liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Undiscounted cash flows of derivative instrument	8,440	15,251
Greater Than Three Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Undiscounted cash flows of derivative instrument	132,234
Greater Than Three Years | Other non-current liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Undiscounted cash flows of derivative instrument	$ 132,234	$ 204,264